Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Commissions, related party	$ 214,621	$ 238,016
Vessel operating expenses, related party	86,253	95,380
Gain on sale of vessel, related party		64,500
Other general and administrative expenses, related party	$ 625,000	$ 936,126